CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Net revenues	¥ 7,639,424,431	¥ 5,871,781,746	¥ 4,814,884,030
Interest income (expenses), net	29,512,054	22,326,830	10,295,578
Loan facilitation service
Net revenues	3,843,004,896	3,102,344,942	2,740,974,233
Loan facilitation service | Related Party
Net revenues	0	0	8,081,737
Post-origination service
Net revenues	1,074,453,821	759,538,640	596,581,987
Post-origination service | Related Party
Net revenues	¥ 0	¥ 0	¥ 3,288,307